UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	July 13, 2007
Amendment due to incorrect date.

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		82
Form 13F Information Table Value Total:		$156,550






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     4561   109900 SH       Sole                   109316               584
Abbott Laboratories            COM              002824100     2277    42530 SH       Sole                    42530
Allegheny Energy               COM              017361106      228     4400 SH       Sole                     4400
BP p.l.c. ADR                  COM              055622104     1582    21924 SH       Sole                    21924
BRE Properties                 COM              05564E106     2852    48106 SH       Sole                    47306               800
Bristol-Myers Squibb           COM              110122108     2771    87800 SH       Sole                    87100               700
Bunge Ltd.                     COM              G16962105     3644    43120 SH       Sole                    43120
Burlington Northern Santa Fe   COM              12189T104      345     4047 SH       Sole                     4047
CSX Corp.                      COM              126408103      568    12600 SH       Sole                    12600
Calpine Corporation            COM              131347106      147    39820 SH       Sole                    39820
Chesapeake Energy Corp.        COM              165167107     2880    83250 SH       Sole                    82250              1000
Chevron Corporation (fmly. Che COM              166764100     9369   111223 SH       Sole                   110761               462
ConocoPhillips                 COM              20825C104     1635    20826 SH       Sole                    20826
Copart Inc.                    COM              217204106     1214    39700 SH       Sole                    39700
Corn Products International In COM              219023108     1709    37600 SH       Sole                    37600
DNP Select Income Fund (fmly.  COM              264324104     1609   147896 SH       Sole                   147896
Donnelley (RR) & Sons (New)    COM              257867101     2552    58650 SH       Sole                    58150               500
Dow Chemical Co.               COM              260543103      238     5382 SH       Sole                     5382
Du Pont                        COM              263534109     2666    52430 SH       Sole                    52430
Duke-Weeks Realty Corp.        COM              264411505      742    20800 SH       Sole                    20000               800
Edison International (formerly COM              281020107      579    10310 SH       Sole                    10310
Emerson Electric               COM              291011104     4451    95100 SH       Sole                    94500               600
ExxonMobil                     COM              30231g102     2516    30000 SH       Sole                    30000
General Electric               COM              369604103     1265    33039 SH       Sole                    33039
GlaxoSmithKline plc            COM              37733W105     2985    57000 SH       Sole                    56500               500
Hawaiian Electric              COM              419870100     1085    45800 SH       Sole                    45800
Healthcare Property Investors, COM              421915109     1445    49950 SH       Sole                    49950
Healthcare Realty Trust        COM              421946104      219     7900 SH       Sole                     7900
Heinz (H.J.)                   COM              423074103     2364    49800 SH       Sole                    49500               300
Hillenbrand Industries         COM              431573104      514     7900 SH       Sole                     7900
Iberdrola, Inc.                COM              450737101      271     4837 SH       Sole                     4837
Intel Corp.                    COM              458140100      543    22861 SH       Sole                    22861
Johnson & Johnson              COM              478160104     2380    38622 SH       Sole                    38622
Kimberly-Clark                 COM              494368103     1408    21050 SH       Sole                    21050
Liberty Capital Series A       COM              53071M302      574     4880 SH       Sole                     4828                52
Liberty Interactive Series A   COM              53071M104      557    24934 SH       Sole                    24674               260
Lilly, Eli                     COM              532457108      887    15870 SH       Sole                    15870
Lincoln National Corp.         COM              534187109      848    11953 SH       Sole                    11953
Microsoft                      COM              594918104     2774    94129 SH       Sole                    93329               800
Nastech Pharmaceutical Co. Inc COM              631728409      742    68050 SH       Sole                    68050
Norfolk Southern               COM              655844108      315     6000 SH       Sole                     6000
Oracle Corp.                   COM              68389X105     2278   115584 SH       Sole                   115584
PG&E Corporation               COM              69331C108     1338    29530 SH       Sole                    29530
Pepsico Inc.                   COM              713448108     2507    38664 SH       Sole                    38364               300
Pfizer Inc.                    COM              717081103     1091    42675 SH       Sole                    42675
Pimco Floating Rate Strategy F COM              72201J104      947    48400 SH       Sole                    48400
Plum Creek Timber Company, Inc COM              729251108     3195    76700 SH       Sole                    76200               500
Procter & Gamble               COM              742718109    21770   355769 SH       Sole                   355282               487
Rayonier Inc.                  COM              754907103     1406    31150 SH       Sole                    30850               300
Royal Dutch Shell ADR Class A  COM              780259206      365     4500 SH       Sole                     4500
Safeguard Scientifics          COM              786449108      442   157350 SH       Sole                   157350
Schering Plough                COM              806605101     1548    50860 SH       Sole                    50360               500
Telecom Corp. of New Zealand A COM              879278208     1226    43900 SH       Sole                    43400               500
TransCanada PL                 COM              893526103     2930    85150 SH       Sole                    84850               300
Unilever PLC                   COM              904767704     2915    90360 SH       Sole                    90360
Union Pacific Corp.            COM              907818108      468     4060 SH       Sole                     4060
United Dominion Realty Trust   COM              910197102      447    17000 SH       Sole                    17000
United Technologies            COM              913017109     2413    34026 SH       Sole                    34026
Verizon Corporation            COM              92343V104     1624    39438 SH       Sole                    39438
Washington REIT SBI            COM              939653101      238     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     1952    27800 SH       Sole                    27600               200
iShares MSCI Japan Index       COM              464286848     1052    72500 SH       Sole                    71500              1000
iShares MSCI Singapore         COM              464286673     2393   175470 SH       Sole                   175470
ASA (Bermuda) Limited          COM              002050102     3764    58300 SH       Sole                    57800               500
Central Fund of Canada Ltd.    COM              153501101     3402   373467 SH       Sole                   373467
DRDGOLD Ltd (Fmly Durban Roode COM              26152H103       37    50500 SH       Sole                    50500
Freeport McMoRan Copper & Gold COM              35671D857     1458    17600 SH       Sole                    17600
Goldcorp, Inc.                 COM              380956409     3328   140500 SH       Sole                   139000              1500
Hecla Mining                   COM              422704106      810    94900 SH       Sole                    94900
IAMGOLD Corporation            COM              450913108      743    97000 SH       Sole                    97000
IShares Silver Trust           COM              46428Q109      337     2725 SH       Sole                     2725
Kinross Gold Corporation       COM              496902404      388    33200 SH       Sole                    33200
Newmont Mining                 COM              651639106     4931   126232 SH       Sole                   125232              1000
Pan American Silver Corp.      COM              697900108     2760   104810 SH       Sole                   104810
streetTracks Gold Shares       COM              863307104      505     7850 SH       Sole                     7850
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      853    35000 SH       Sole                    34500               500
Citigroup Cap. VII Preferred   PFD              17306N203      932    37000 SH       Sole                    36500               500
ING Groep NV 6.125 Perpetual D PFD              456837509      424    18000 SH       Sole                    18000
Lehman Brothers Holdings 6.5%  PFD              524908720     2837   111700 SH       Sole                   110700              1000
Merrill Lynch & Co., Inc. Pfd. PFD              59021V839     1018    40000 SH       Sole                    40000
Royal Bank of Scotland 6.35% P PFD              780097770      774    32000 SH       Sole                    31000              1000
Templeton Global Income Fund   COM              880198106      394    42200 SH       Sole                    40200              2000